FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:         Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:         Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:         Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2020 and December 31, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		March 31,	December 31,
Description	Level	2020	2019
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$71,786,097	$215,385,757

Fair Value Measurements
Recurring fair value measurements
The following table sets forth by level within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring basis (in thousands).

	Hierarchy Level	December 31, 2020	December 31, 2019
Liabilities:
Other liabilities, current
Accrued compensation for phantom shares	3	$—	$1,590
Other liabilities, non-current
Warrant liability - Note 12	2	62	18
Total		$62	$1,608
Accrued compensation for phantom shares
Certain of Seller's phantom shares, which were satisfied in full upon closing of the Recapitalization Transaction, were carried at fair value due to holders of such awards being entitled to variable cash payments based upon valuations of Seller's common stock. The historical fair value of such obligation was computed using inputs and assumptions that were significant and unobservable as Seller was a privately held entity and, as such, were classified within Level 3 of the fair value hierarchy. The inputs and assumptions included estimates of consideration to be received by holders of phantom shares based on the estimated fair value of the consideration that may be allocated to such holders from the various financing transactions Seller was considering at such time based on the implied equity value.
Warrant liability
As part of the Recapitalization Transaction, the Company assumed Seller's obligations under the Seller Warrant Agreement and the 12.7 million Seller Warrants outstanding became exercisable into shares of the Company's common stock. The Seller Warrant Agreement also contains certain terms and features to reduce the exercise price and increase the number of shares of common stock each warrant is exercisable into. As a result, Seller Warrants are considered derivative financial instruments and carried at fair value. The fair value of Seller Warrants was computed by an independent third-party consultant (and validated by the Company) using a Monte Carlo simulation-based model that requires a variety of inputs, including contractual terms, market prices, exercise prices, equity volatility and discount rates. The Company updates the fair value calculation on at least an annual basis, or more frequently if changes in circumstances and assumptions indicate a change from the existing carrying value. See Note 12 - Stockholders' Equity for additional information on the Seller Warrants.
Items disclosed at fair value
Debt
The Sprott Credit Agreement and the Subordinated Notes are privately held and, as such, there is no public market or trading information available for such debt instruments. As of December 31, 2020, the fair value of the Company’s debt instruments was $154.9 million. The fair value of the principal of the Company’s debt instruments, including capitalized interest, was estimated using a market approach in which pricing information for publicly traded, non-convertible debt instruments with speculative ratings were analyzed to derive a mean trading multiple to apply to the December 31, 2020 balances. As of December 31, 2019, Seller determined that certain of its debt instruments' carrying value exceeded the estimated fair value, which was based on the estimated fair value of the consideration that may be allocated to such debt instruments from the various financing transactions Seller was considering at such time. Accordingly, as of December 31, 2019, Seller estimated that the fair value of the 2.0 Lien Notes and 1.5 Lien Notes was approximately $262.4 million, compared to the carrying value of $345.5 million.
Royalty obligation
As of December 31, 2020, the estimated net present value of the Company’s royalty obligation was $148.4 million, compared to the carrying value of $30.0 million. The net present value of the Company's royalty obligation was modeled using the following level 3 inputs: (1) market consensus inputs for future gold and silver prices; (2) a precious metals industry consensus discount rate of 5.0%; and (3) estimates of the Hycroft Mine’s life-of-mine gold and silver production volumes and timing.

8. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2019 and 2018, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2019	2018
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	1	$215,385,757	$212,916,691

See Note 1 for details on the subsequent redemptions and adjustment to the Trust Account.